Share-Based Payments (Details) - Schedule of share options outstanding - $ / shares	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Share Option Agreement [Member]
Share-Based Payments (Details) - Schedule of share options outstanding [Line Items]
Number of options	887,002	887,002	887,002	887,002
2020 ESOP Plan [Member]
Share-Based Payments (Details) - Schedule of share options outstanding [Line Items]
Number of options	1,125,334	1,125,334		1,125,334	1,125,334
Number of restricted shares	101,666	101,666		101,666	101,666
Exercise Period One [Member] | Share Option Agreement [Member]
Share-Based Payments (Details) - Schedule of share options outstanding [Line Items]
Exercise period	July 12, 2021 – January 12, 2025
Number of options	295,667	295,667
Exercise price (in Dollars per share)	$ 8.46
Exercise Period One [Member] | 2020 ESOP Plan [Member]
Share-Based Payments (Details) - Schedule of share options outstanding [Line Items]
Exercise period	October 1, 2021 – October 30, 2030
Number of options		562,666			562,666
Exercise price (in Dollars per share)	$ 0.01
Number of restricted shares		50,832			50,832
Exercise Period Two [Member] | Share Option Agreement [Member]
Share-Based Payments (Details) - Schedule of share options outstanding [Line Items]
Exercise period	January 12, 2022 – January 12, 2025
Number of options	295,667	295,667
Exercise price (in Dollars per share)	$ 8.46
Exercise Period Two [Member] | 2020 ESOP Plan [Member]
Share-Based Payments (Details) - Schedule of share options outstanding [Line Items]
Exercise period	October 1, 2022 – October 30, 2030
Number of options		337,600			337,600
Exercise price (in Dollars per share)	$ 0.01
Number of restricted shares		30,500			30,500
Exercise Period Three [Member] | Share Option Agreement [Member]
Share-Based Payments (Details) - Schedule of share options outstanding [Line Items]
Exercise period	July 12, 2022 – January 12, 2025
Number of options	147,834	147,834
Exercise price (in Dollars per share)	$ 8.46
Exercise Period Three [Member] | 2020 ESOP Plan [Member]
Share-Based Payments (Details) - Schedule of share options outstanding [Line Items]
Exercise period	October 1, 2023 – October 30, 2030
Number of options		112,534			112,534
Exercise price (in Dollars per share)	$ 0.01
Number of restricted shares		10,167			10,167
Exercise Period Four [Member] | Share Option Agreement [Member]
Share-Based Payments (Details) - Schedule of share options outstanding [Line Items]
Exercise period	January 12, 2023 – January 12, 2025
Number of options	147,834	147,834
Exercise price (in Dollars per share)	$ 8.46
Exercise Period Four [Member] | 2020 ESOP Plan [Member]
Share-Based Payments (Details) - Schedule of share options outstanding [Line Items]
Exercise period	October 1, 2024 – October 30, 2030
Number of options		112,534			112,534
Exercise price (in Dollars per share)	$ 0.01
Number of restricted shares		10,167			10,167